MINERAL PROPERTIES AND RELATED CONSTRUCTION - Layback Area (Details) - Layback Agreement with Fresnillo - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2021	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Consideration for right to mine	$ 62,800	$ 62,800
Cash Paid
Disclosure of detailed information about property, plant and equipment [line items]
Consideration for right to mine		25,000
Future cash consideration
Disclosure of detailed information about property, plant and equipment [line items]
Consideration for right to mine		$ 37,800